Segment Information (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sales to external customers and Long-lived assets, net
Sales to external customer	$ 3,824.9	$ 3,759.1	$ 3,630.6	$ 3,349.3	$ 3,322.6	$ 3,279.2	$ 3,249.6	$ 3,105.9	$ 14,563.9	$ 12,957.3	$ 10,926.4
Long-lived assets, net	1,611.0				1,337.5				1,611.0	1,337.5
U.S.
Sales to external customers and Long-lived assets, net
Sales to external customer									9,324.8	8,311.8	7,061.3
Long-lived assets, net	1,163.2				955.6				1,163.2	955.6
Foreign
Sales to external customers and Long-lived assets, net
Sales to external customer									5,239.1	4,645.5	3,865.1
Long-lived assets, net	$ 447.8				$ 381.9				$ 447.8	$ 381.9